Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets
Inventories	¥ 172,111	$ 25,033	¥ 178,034
Trade and other receivables and prepayments	776,473	112,932	900,162
Prepaid lease payments	9,425	1,371	9,425
Pledged bank deposits	33,500	4,872	35,200
Fixed bank deposits with maturity periods over three months	290,000	42,179	290,000
Bank balances and cash	933,250	135,736	751,612
Total current assets	2,214,759	322,123	2,164,433
Non-current assets
Property, plant and equipment	1,099,003	159,843	1,272,774
Prepaid lease payments	357,599	52,011	367,024
Deferred tax assets	40,272	5,857	25,500
Intangible assets	17,000	2,473	17,000
Total non-current assets	1,513,874	220,184	1,682,298
Total assets	3,728,633	542,307	3,846,731
Current liabilities
Trade and other payables and accruals	611,463	88,934	635,425
Amount due to a shareholder	9,911	1,441	8,742
Taxation payable	2,477	360	3,573
Short-term bank borrowings	473,000	68,795	558,000
Total current liabilities	1,096,851	159,530	1,205,740
Non-current liabilities
Deferred income	6,903	1,004	7,699
Deferred tax liabilities	86,239	12,543	86,670
Total non-current liabilities	93,142	13,547	94,369
Total liabilities	1,189,993	173,077	1,300,109
EQUITY
Share capital (US$0.0001 par value, 500,000,000 shares authorized, 206,500,000 shares issued and outstanding as of December 31, 2017 and 2018)	136	20	136
Additional paid in capital	392,076	57,025	392,076
Reserves	2,146,428	312,185	2,154,410
Total equity attributable to owners of the Company	2,538,640	369,230	2,546,622
Total equity and liabilities	¥ 3,728,633	$ 542,307	¥ 3,846,731